Equity Compensation Plan - Additional Information (Detail) - USD ($)			6 Months Ended
	Aug. 08, 2025	Jan. 08, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense			$ 1,560,719	$ 1,895,372
CEO,CFO And Non Executive [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	431,894	391,600
Stock Granted	$ 299,003	$ 312,500
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Granted closing price		$ 3.2
Share Price		$ 1.95
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate		63.71%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term		5 years 9 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate		4.41%
Share based compensation, non vested shares, unrecognized compensation cost			$ 1,208,254		$ 1,130,992
Share based compensation, non vested shares, unrecognized compensation cost period for recognition			2 years
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense			$ 1,560,719	$ 1,895,372
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, non vested shares, unrecognized compensation cost			$ 511,968		$ 286,459
Share based compensation, non vested shares, unrecognized compensation cost period for recognition			2 years
Employee Stock Option [Member] | CEO,CFO And Non Executive [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%	50.00%